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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OAKMONT CORPORATION
                 -------------------------------
   Address:      865 S. Figueroa St., Suite 700
                 -------------------------------
                 Los Angeles, CA 90067
                 -------------------------------

Form 13F File Number: 28-04326
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Miller
         -------------------------------
Title:   SVP, Legal and Finance
         -------------------------------
Phone:   (213) 891-6300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Robert Miller          Los Angeles, California    February 12, 2009
   ---------------------------    -----------------------    -----------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:           9
                                        --------------------

Form 13F Information Table Value Total:        145,818
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-10954                     Peak Investments LLC
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

                                                            VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ------  ----
JPMORGAN & CHASE & CO.            Common      46625H100    17,512    555,400  SH           Other        1            Shared
MCMORAN EXPLORATION  CO           Common      582411104    21,108  2,153,858  SH           Other        1            Shared
MONSANTO CO                       Common      61166W101    16,047    228,100  SH           Other        1            Shared
SEI INVESTMENTS CO                Common      784117103     1,733    110,340  SH           Other        1            Shared
STATE STREET CORPORATION          Common      857477103    46,068  1,171,317  SH           Other        1            Shared
STRATUS PROPERTIES INC            Common      863167201     1,036     83,109  SH           Other        1            Shared
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209    12,303    289,000  SH           Other        1            Shared
WAL MART STORES INC.              Common      931142103    12,294    219,300  SH           Other        1            Shared
WELLS FARGO & COMPANY             Common      949746101    17,717    601,000  SH           Other        1            Shared
                                                         --------
                                                          145,818
                                                         --------